UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Real Estate Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXSFX | December 31, 2024
This annual shareholder report contains important information about the Empower Real Estate Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Institutional Class/MXSFX)	$ 31	0.30%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned
7.94%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Dow Jones U.S. Select REIT Index, which returned 8.10% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Falling inflation allowed the Federal Reserve to cut its key policy rate by 100 basis points in 2024, which was supportive of real estate stocks. Welltower, a healthcare infrastructure real estate investment trust (“REIT”), was the largest contributor to performance and Digital Realty, a data-center REIT, also contributed. Prologis, a logistics REIT, detracted the most from performance and Alexandria, an office REIT focused on life sciences, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Real Estate Index Fund (Institutional Class/MXSFX)	7.94%	3.09%	4.87%
Russell 3000 ® Index	23.81%	13.86%	12.74%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	5.21%
(a)Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 794M
Total number of portfolio holdings	106
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Prologis Inc REIT	9.18%
Equinix Inc REIT	8.53%
Welltower Inc REIT	6.99%
Digital Realty Trust Inc REIT	5.18%
Simon Property Group Inc REIT	4.96%
Public Storage REIT	4.42%
Realty Income Corp REIT	4.38%
Extra Space Storage Inc REIT	2.97%
AvalonBay Communities Inc REIT	2.93%
Ventas Inc REIT	2.32%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Real Estate Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXREX | December 31, 2024
This annual shareholder report contains important information about the Empower Real Estate Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last
year
ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Investor Class/MXREX)	$ 67	0.65%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.54%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Dow Jones U.S. Select REIT Index, which returned 8.10% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Falling inflation allowed the Federal Reserve to cut its key policy rate by 100 basis points in 2024, which was supportive of real estate stocks. Welltower, a healthcare infrastructure real estate investment trust (“REIT”), was the largest contributor to performance and Digital Realty, a data-center REIT, also contributed. Prologis, a logistics REIT, detracted the most from performance and Alexandria, an office REIT focused on life sciences, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Real Estate Index Fund (Investor Class/MXREX)	7.54%	2.73%	4.19%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.89%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 794M
Total number of portfolio holdings	106
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, repr ese
nting percentage of the total investments

of the Fund.
Top Ten Holdings
Prologis Inc REIT	9.18%
Equinix Inc REIT	8.53%
Welltower Inc REIT	6.99%
Digital Realty Trust Inc REIT	5.18%
Simon Property Group Inc REIT	4.96%
Public Storage REIT	4.42%
Realty Income Corp REIT	4.38%
Extra Space Storage Inc REIT	2.97%
AvalonBay Communities Inc REIT	2.93%
Ventas Inc REIT	2.32%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Real Estate Index Fund
Institutional Class Ticker / MXSFX
Investor Class Ticker / MXREX
(the "Fund")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Fund.  Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Apartment REITS — 14.69%
236,206	American Homes 4 Rent Class A REIT	$ 8,838,828
92,549	Apartment Investment & Management Co Class A REIT(a)	841,270
105,769	AvalonBay Communities Inc REIT	23,266,007
79,434	Camden Property Trust REIT	9,217,521
12,592	Centerspace REIT	832,960
67,725	Elme Communities REIT	1,034,161
254,217	Equity Residential REIT	18,242,612
47,853	Essex Property Trust Inc REIT	13,659,160
167,340	Independence Realty Trust Inc REIT	3,320,026
424,210	Invitation Homes Inc REIT	13,561,994
87,028	Mid-America Apartment Communities Inc REIT	13,451,918
15,874	NexPoint Residential Trust Inc REIT	662,740
223,573	UDR Inc REIT	9,705,304
		116,634,501
Diversified REITS — 16.06%
52,965	Alexander & Baldwin Inc REIT	939,599
36,739	American Assets Trust Inc REIT	964,766
138,491	Broadstone Net Lease Inc REIT	2,196,467
232,171	Digital Realty Trust Inc REIT	41,170,883
55,524	EPR Properties REIT	2,458,603
71,844	Equinix Inc REIT	67,740,989
151,606	Global Net Lease Inc REIT	1,106,724
53,851	UMH Properties Inc REIT	1,016,707
61,455	Veris Residential Inc REIT	1,021,997
162,952	WP Carey Inc REIT	8,877,625
		127,494,360
Health Care REITS — 13.74%
113,543	American Healthcare Inc REIT	3,226,892
140,306	CareTrust Inc REIT	3,795,277
20,768	Community Healthcare Trust Inc REIT	398,953
151,547	Diversified Healthcare Trust REIT	348,558
42,208	Global Medical Inc REIT	325,846
262,504	Healthcare Realty Trust Inc REIT	4,449,443
520,798	Healthpeak Properties Inc REIT	10,556,575
445,902	Medical Properties Trust Inc REIT(b)	1,761,313
33,335	National Health Investors Inc REIT	2,310,116
201,000	Omega Healthcare Investors Inc REIT	7,607,850
8,970	Universal Health Realty Income Trust REIT	333,774
312,364	Ventas Inc REIT	18,395,116
Shares		Fair Value
Health Care REITS — (continued)
440,466	Welltower Inc REIT	$ 55,511,930
		109,021,643
Hotels REITS — 3.32%
163,998	Apple Hospitality Inc REIT	2,517,369
40,670	Chatham Lodging Trust REIT	363,996
155,494	DiamondRock Hospitality Co REIT	1,404,111
520,490	Host Hotels & Resorts Inc REIT	9,118,985
153,622	Park Hotels & Resorts Inc REIT	2,161,461
90,912	Pebblebrook Hotel Trust REIT	1,231,858
116,546	RLJ Lodging Trust REIT	1,189,935
44,694	Ryman Hospitality Properties Inc REIT	4,663,372
117,878	Service Properties Trust REIT	299,410
76,982	Summit Hotel Properties Inc REIT	527,327
150,328	Sunstone Hotel Investors Inc REIT	1,779,884
76,075	Xenia Hotels & Resorts Inc REIT	1,130,474
		26,388,182
Manufactured Homes REITS — 2.58%
142,253	Equity LifeStyle Properties Inc REIT	9,474,050
89,162	Sun Communities Inc REIT	10,964,251
		20,438,301
Office Property REITS — 6.09%
115,812	Alexandria Real Estate Equities Inc REIT	11,297,461
122,411	Brandywine Realty Trust REIT	685,502
108,310	BXP Inc REIT	8,053,932
84,857	COPT Defense Properties REIT	2,626,324
124,493	Cousins Properties Inc REIT	3,814,465
123,253	Douglas Emmett Inc REIT(b)	2,287,576
75,682	Easterly Government Properties Inc REIT	859,747
102,019	Empire State Realty Trust Inc Class A REIT	1,052,836
76,265	Equity Commonwealth REIT	134,989
77,747	Highwoods Properties Inc REIT	2,377,503
107,467	Hudson Pacific Properties Inc REIT	325,625
61,473	JBG Smith Properties REIT	944,840
79,107	Kilroy Realty Corp REIT	3,199,878
12,056	NET Lease Office Properties REIT	376,268
137,852	Paramount Group Inc REIT	680,989
88,113	Piedmont Office Realty Trust Inc Class A REIT	806,234
53,096	SL Green Realty Corp REIT	3,606,280

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Office Property REITS — (continued)
123,548	Vornado Realty Trust REIT	$ 5,193,958
		48,324,407
Regional Malls REITS — 5.77%
184,062	Macerich Co REIT	3,666,515
228,361	Simon Property Group Inc REIT	39,326,047
82,081	Tanger Inc REIT	2,801,425
		45,793,987
Shopping Centers REITS — 6.26%
87,814	Acadia Realty Trust REIT	2,121,586
225,277	Brixmor Property Group Inc REIT	6,271,712
70,297	Curbline Properties Corp REIT	1,632,296
56,945	Federal Realty Investment Trust REIT	6,374,993
501,914	Kimco Realty Corp REIT	11,759,845
162,100	Kite Realty Group Trust REIT	4,091,404
63,262	NETSTREIT Corp REIT	895,157
91,287	Phillips Edison & Co Inc REIT	3,419,611
121,632	Regency Centers Corp REIT	8,992,254
95,148	Retail Opportunity Investments Corp REIT	1,651,769
33,485	SITE Centers Corp REIT	511,986
92,878	Urban Edge Properties REIT	1,996,877
		49,719,490
Single Tenant REITS — 6.68%
76,922	Agree Realty Corp REIT	5,419,155
129,412	Essential Properties Realty Trust Inc REIT(b)	4,048,007
71,389	Four Corners Property Trust Inc REIT	1,937,497
37,090	Getty Realty Corp REIT(b)	1,117,522
139,630	NNN Inc REIT	5,703,886
651,673	Realty Income Corp REIT	34,805,855
		53,031,922
Storage REITS — 8.56%
168,391	CubeSmart REIT	7,215,554
157,841	Extra Space Storage Inc REIT	23,613,014
51,488	National Storage Affiliates Trust REIT	1,951,910
117,346	Public Storage REIT	35,138,087
		67,918,565
Shares		Fair Value
Warehouse/Industry REITS — 13.49%
195,839	Americold Realty Trust Inc REIT	$ 4,190,955
36,881	EastGroup Properties Inc REIT	5,919,032
98,681	First Industrial Realty Trust Inc REIT	4,946,878
20,884	Innovative Industrial Properties Inc REIT	1,391,710
217,364	LXP Industrial Trust REIT	1,764,996
30,302	Plymouth Industrial Inc REIT	539,376
689,620	Prologis Inc REIT	72,892,834
165,289	Rexford Industrial Realty Inc REIT	6,390,073
136,025	STAG Industrial Inc REIT	4,600,365
74,511	Terreno Realty Corp REIT	4,406,580
		107,042,799
TOTAL COMMON STOCK — 97.24% (Cost $723,904,787)		$771,808,157
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,170,679	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	7,170,679
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.91% (Cost $7,170,679)		$7,170,679
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.89%
$15,102,400	U.S. Treasury Bills(e) 4.25%, 02/13/2025	15,026,187
TOTAL SHORT TERM INVESTMENTS — 1.89% (Cost $15,026,187)		$15,026,187
TOTAL INVESTMENTS — 100.04% (Cost $746,101,653)		$794,005,023
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(299,018)
TOTAL NET ASSETS — 100.00%		$793,706,005

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	76	USD	22,556	Mar 2025	$(504,229)
				Net Depreciation	$(504,229)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
Empower Real Estate Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$794,005,023
Cash	4,707,937
Cash pledged on futures contracts	1,457,239
Dividends receivable	2,736,590
Subscriptions receivable	393,368
Total Assets	803,300,157
LIABILITIES:
Payable for director fees	8,708
Payable for investments purchased	1,076,465
Payable for other accrued fees	133,338
Payable for shareholder services fees	150,784
Payable to investment adviser	179,091
Payable upon return of securities loaned	7,170,679
Redemptions payable	787,012
Variation margin on futures contracts	88,075
Total Liabilities	9,594,152
NET ASSETS	$793,706,005
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,754,759
Paid-in capital in excess of par	745,580,934
Undistributed/accumulated earnings	40,370,312
NET ASSETS	$793,706,005
NET ASSETS BY CLASS
Investor Class	$483,346,402
Institutional Class	$310,359,603
CAPITAL STOCK:
Authorized
Investor Class	185,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	39,981,334
Institutional Class	37,566,258
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.09
Institutional Class	$8.26
(a) Cost of investments	$746,101,653
(b) Including fair value of securities on loan	$7,067,211
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
Empower Real Estate Index Fund
INVESTMENT INCOME:
Interest	$356,150
Income from securities lending (net of fees)	39,606
Dividends	27,157,290
Total Income	27,553,046
EXPENSES:
Management fees	2,346,821
Shareholder services fees – Investor Class	1,815,549
Audit and tax fees	46,499
Custodian fees	27,397
Directors fees	37,872
Legal fees	10,682
Pricing fees	415
Registration fees	72,940
Shareholder report fees	82,921
Transfer agent fees	16,662
Other fees	34,639
Total Expenses	4,492,397
Less amount waived by investment adviser	248,672
Net Expenses	4,243,725
NET INVESTMENT INCOME	23,309,321
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	40,663,789
Net realized gain on futures contracts	2,461,325
Net Realized Gain	43,125,114
Net change in unrealized appreciation on investments	1,273,507
Net change in unrealized depreciation on futures contracts	(685,404)
Net Change in Unrealized Appreciation	588,103
Net Realized and Unrealized Gain	43,713,217
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,022,538
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Real Estate Index Fund	2024	2023
OPERATIONS:
Net investment income	$23,309,321	$19,684,721
Net realized gain	43,125,114	4,539,814
Net change in unrealized appreciation	588,103	79,412,410
Net Increase in Net Assets Resulting from Operations	67,022,538	103,636,945
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(30,586,357)	(8,571,111)
Institutional Class	(28,941,245)	(8,526,085)
From Net Investment Income and Net Realized Gains	(59,527,602)	(17,097,196)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	160,717,669	244,101,540
Institutional Class	106,831,877	94,192,938
Shares issued in reinvestment of distributions
Investor Class	30,586,357	8,571,111
Institutional Class	28,941,245	8,526,085
Shares redeemed
Investor Class	(247,175,205)	(107,087,987)
Institutional Class	(101,206,120)	(74,388,218)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(21,304,177)	173,915,469
Total Increase (Decrease) in Net Assets	(13,809,241)	260,455,218
NET ASSETS:
Beginning of year	807,515,246	547,060,028
End of year	$793,706,005	$807,515,246
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,274,158	22,640,998
Institutional Class	12,409,945	12,577,828
Shares issued in reinvestment of distributions
Investor Class	2,516,204	760,868
Institutional Class	3,487,928	1,067,496
Shares redeemed
Investor Class	(19,618,186)	(9,646,014)
Institutional Class	(11,697,901)	(9,222,133)
Net Increase	372,148	18,179,043
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$12.00	0.35	0.56	0.91	-	(0.33)	(0.49)	(0.82)	$12.09	7.54%
12/31/2023	$10.80	0.29	1.13	1.42	-	(0.20)	(0.02)	(0.22)	$12.00	13.31%
12/31/2022	$15.36	0.24	(4.29)	(4.05)	(0.04)	(0.18)	(0.29)	(0.51)	$10.80	(26.40%)
12/31/2021	$10.86	0.15	4.65	4.80	-	(0.09)	(0.21)	(0.30)	$15.36	44.31%
12/31/2020	$12.50	0.27	(1.74)	(1.47)	-	(0.17)	-	(0.17)	$10.86	(11.59%)
Institutional Class
12/31/2024	$8.44	0.26	0.41	0.67	-	(0.36)	(0.49)	(0.85)	$8.26	7.94%
12/31/2023	$7.69	0.30	0.73	1.03	-	(0.26)	(0.02)	(0.28)	$8.44	13.64%
12/31/2022	$11.18	0.20	(3.12)	(2.92)	(0.03)	(0.25)	(0.29)	(0.57)	$7.69	(26.11%)
12/31/2021	$7.96	0.11	3.43	3.54	-	(0.11)	(0.21)	(0.32)	$11.18	44.73%
12/31/2020	$9.26	0.23	(1.29)	(1.06)	-	(0.24)	-	(0.24)	$7.96	(11.23%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2024	$483,346	0.69%	0.65%	2.82%	18%
12/31/2023	$525,758	0.68%	0.65%	2.59%	11%
12/31/2022	$324,532	0.72%	0.67%	1.90%	14%
12/31/2021	$311,334	0.76%	0.70%	1.09%	33%
12/31/2020	$57,840	0.76%	0.70%	2.62%	44%
Institutional Class
12/31/2024	$310,360	0.32%	0.30%	2.99%	18%
12/31/2023	$281,757	0.31%	0.30%	3.87%	11%
12/31/2022	$222,528	0.34%	0.32%	2.16%	14%
12/31/2021	$301,365	0.37%	0.35%	1.17%	33%
12/31/2020	$295,220	0.37%	0.35%	3.01%	44%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Empower Real Estate Index Fund are included herein.  The investment objective of the Fund is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts ("REITs").  The Fund is non-diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Fund's investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Annual Report - December 31, 2024

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, all of the Fund's investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2024

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations.  It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower Real Estate Index Fund	2024	2023
Ordinary income	$24,542,492	$15,507,037
Long-term capital gain	34,985,110	1,590,159
	$59,527,602	$17,097,196
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $0 from Paid-in capital to Undistributed/accumulated earnings for December 31, 2024. Net assets of the Fund were unaffected by the reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$3,713,821
Undistributed long-term capital gains	4,336,858
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	32,319,633
Tax composition of capital	$40,370,312

Annual Report - December 31, 2024

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
Federal tax cost of investments	$761,181,161
Gross unrealized appreciation on investments	97,558,155
Gross unrealized depreciation on investments	(65,238,522)
Net unrealized appreciation on investments	$32,319,633
Segment Reporting
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. The ECM Board of Managers acts as the Fund's chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment based on the fact that it has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2024

The following table represents the average month-end volume of the Fund's derivative transactions, if any, during the reporting period:
Empower Real Estate Index Fund
Futures Contracts:
Average long contracts	41
Average notional long	$11,040,628
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2024 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(504,229)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2024 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,461,325	Net change in unrealized depreciation on futures contracts	$(685,404)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.29% of the Fund’s average daily net assets up to $1 billion dollars, 0.24% of the Fund’s average daily net assets over $1 billion dollars and 0.19% of the Fund’s average daily net assets over $2 billion dollars.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
ECM contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.30% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2024, the amounts subject to recoupment were as follows:
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$204,188	$174,566	$248,672	$0
ECM and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited ("ILIM"), an affiliate of ECM and Empower of America.

Annual Report - December 31, 2024

ECM is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $141,377,601 and $198,874,169, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent.  Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions.  In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned.  Cash collateral is invested in securities approved by the Board. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  As of December 31, 2024, the Fund had securities on loan valued at $7,067,211 and received collateral as reported on the Statement of Assets and Liabilities of $7,170,679 for such loan which was invested in Government Money Market Mutual Funds.
Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned.  As of December 31, 2024, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.  Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Empower Real Estate Index Fund (the “Fund”), one of the funds comprising Empower Funds, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2024, 3% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025